Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of inventory
Raw materials	$ 289	$ 753	$ 646
Finished goods	1,340	718	646
Inventory, net	$ 1,629	1,471	1,292
Reserve for excess inventory		$ 43	$ 97